PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment

Major classifications of premises and equipment are summarized as follows:

	2020	2019
	(Dollars in Thousands)
Land and improvements	$246	$246
Buildings and improvements	2,219	2,165
Furniture, fixtures, and equipment	1,397	1,218

	3,862	3,629
Less accumulated depreciation	3,288	3,283

Total	$574	$346